Note 7 - Convertible Promissory Note (Q2)	6 Months Ended
Jun. 30, 2020
Convertible Notes Payable [Abstract]
Convertible Promissory Note [Text Block]
7. Convertible promissory note

On June 5, 2020, the Company entered into a Securities Purchase Agreement with investor LGH Investments LLC (the “Investor”) for (i) a Promissory Note (the “Convertible Promissory Note”) in the original principal amount of $1,210,000, convertible into shares of Common Stock, (ii) warrants entitling the Investor to acquire 1,000,000 shares of Common Stock (the “Warrants”) and (iii) 200,000 restricted common shares in the Company as an inducement grant (the “Inducement Shares”). Such note contained certain default provisions, as defined. As part of the Securities Purchase Agreement, the Company established a reserve of shares of its authorized but unissued and unreserved Common Stock in the amount of 11,000,000 shares for purposes of exercise of the Warrant or conversion of the Convertible Promissory Note.

The Convertible Promissory Note matures on February 5, 2021 and includes a one-time interest charge of 8% to be applied on the issuance date to the original principal amount. The Investor can convert the Convertible Promissory Note and interest at any time prior to maturity to the number of shares of Common Stock, equal to the amount obtained by dividing (i) the amount of the unpaid principal and interest on the note by (ii) $0.25. The Warrants have an exercise price of $0.35 per share and have a term of five years. The exercise price and number of shares subject to purchase under the Warrants are subject to full-ratchet adjustment upon the occurrence o certain dilutive issuances as set forth in the Warrants. With respect to the Inducement Shares, in the event the Company’s share price has declined on the date on which the Investor seeks to have the restricted legend removed on such shares, the Company agrees to issue the Investor additional shares such that the aggregate value of the Inducement Shares equals the aggregate value of the Inducement Shares as of June 5, 2020. As of the date of filing the Inducement Shares have not yet been issued.

The Company recorded a debt discount and original issuance discount aggregating $670,682 to be amortized over the life of the Convertible Promissory Note.

The Convertible Promissory Note had an aggregate outstanding principal balance of $705,980, net of $600,820 beneficial conversion feature, warrant discount and original issuance discount costs at June 30, 2020. As of the date of this report, the note was repaid in full (See Note 18).

Interest expense on the Convertible Promissory Note totaled $166,663 for the six months ended June 30, 2020.